Long-Term Borrowings - Long-term debt net of current portion and current portion of long-term borrowings (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Long-Term Borrowings
Long-term borrowings, net of current portion, Outstanding loan balance	$ 472,910,730	$ 603,686,403
Long-term borrowings, net of current portion, Loan financing fees	(2,365,986)	(4,789,810)
Long-term borrowings, net of current portion, Total	470,544,744	598,896,593
Current portion of long-term borrowings, Outstanding loan balance	136,860,673	47,942,084
Current portion of long-term borrowings, Loan financing fees	(2,366,260)	(1,272,468)
Current portion of long-term borrowings, Total	134,494,413	46,669,616
Outstanding Loan Balance	609,771,403	651,628,487
Loan financing fees	(4,732,246)	(6,062,278)
Total	$ 605,039,157	$ 645,566,209